Share-based payments - Movements in option and award plans (Details) - GBP (£) shares in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted in the year, number of options		534,000	584,000
Share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	406,016	386,470
Granted in the year, number of options	[1],[2]	943	229,371
Exercised/released in the year, number of options	[1],[2]	(200,350)	(191,623)
Less: forfeited in the year, number of options	[1],[2]	(14,999)	(18,202)
Less: expired in the year, number of options	[1],[2]	0	0
Outstanding at end of year, Number of options	[1],[2]	191,610	406,016
Of which exercisable, number of options	[1],[2]	18	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Deferred share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[1],[2]	0	0
Granted in the year, number of options	[1],[2]	132,316	0
Exercised/released in the year, number of options	[1],[2]	(2,275)	0
Less: forfeited in the year, number of options	[1],[2]	(4,642)	0
Less: expired in the year, number of options	[1],[2]	0	0
Outstanding at end of year, Number of options	[1],[2]	125,399	0
Of which exercisable, number of options	[1],[2]	0	0
Outstanding at beginning of year/acquisition date, Weighted average		£ 0	£ 0
Granted in the year, weighted average exercise price		0	0
Exercised/released in the year, weighted average exercise price		0	0
Less: forfeited in the year, weighted average exercise price		0	0
Less: expired in the year, weighted average exercise price		0	0
Outstanding at end of year, Weighted average exercise price		£ 0	£ 0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year/acquisition date, Number of options	[2],[3]	205,129	166,975
Granted in the year, number of options	[2],[3]	118,222	154,069
Exercised/released in the year, number of options	[2],[3]	(90,324)	(60,912)
Less: forfeited in the year, number of options	[2],[3]	(17,733)	(47,342)
Less: expired in the year, number of options	[2],[3]	(5,134)	(7,661)
Outstanding at end of year, Number of options	[2],[3]	210,160	205,129
Of which exercisable, number of options	[2],[3]	24,569	24,435
Outstanding at beginning of year/acquisition date, Weighted average	[2],[3]	£ 1.38	£ 1.75
Granted in the year, weighted average exercise price	[2],[3]	1.66	1.2
Exercised/released in the year, weighted average exercise price	[2],[3]	1.52	1.39
Less: forfeited in the year, weighted average exercise price	[2],[3]	1.42	1.95
Less: expired in the year, weighted average exercise price	[2],[3]	2.03	1.83
Outstanding at end of year, Weighted average exercise price	[2],[3]	1.41	1.38
Of which exercisable, weighted average exercise price	[3]	£ 1.59	£ 1.78

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 10,121,109 ). The weighted average exercise price relates to Sharesave.